Financial Instruments	12 Months Ended
Dec. 31, 2020
Financial Instruments
Financial Instruments

Note 23. Financial Instruments

(a)Categories of financial instruments

(i)Financial assets

	December 31,	December 31,
	2019	2020
	(in thousands)
Financial assets measured at fair value through profit or loss (including current and noncurrent)	$13,500	21,765
Financial assets measured at fair value through other comprehensive income	709	742
Measured at amortized cost:
Cash and cash equivalents	101,055	184,938
Financial assets at amortized cost	11,049	8,682
Accounts receivable and other receivables (including related parties)	168,377	252,162
Restricted deposit (including current and noncurrent)	164,133	104,141
Refundable deposits	4,372	12,144
Subtotal	448,986	562,067
Total	$463,195	584,574

(ii)Financial liabilities

	December 31,	December 31,
	2019	2020
	(in thousands)
Measured at amortized cost:
Short-term unsecured borrowings	$57,339	-
Short-term secured borrowings	164,000	104,000
Accounts payables and other payables (including related parties)	154,175	222,739
Long-term unsecured borrowings (including current portion)	-	58,500
Lease liabilities	4,220	10,454
Guarantee deposits	400	5,765
Total	$380,134	401,458

(b)Liquidity risk

The following, except for payables (including related parties) that are repayable within a year, are the contractual maturities of financial liabilities, including estimated interest payments of unsecured borrowings, secured borrowings and lease liabilities.

	Contractual	Within 6	6‑12			Over 5
(in thousands)	cash flows	months	months	1‑2 years	2‑5 years	years
December 31, 2019
Non-derivative financial liabilities
Short-term unsecured borrowings	$57,625	57,625	-	-	-	-
Short-term secured borrowings	164,254	114,248	50,006	-	-	-
Lease liabilities	4,450	971	559	1,614	1,306	-
Guarantee deposits	400	400	-	-	-	-
	$226,729	173,244	50,565	1,614	1,306	-
December 31, 2020
Non-derivative financial liabilities
Short-term secured borrowings	$104,106	104,106	-	-	-	-
Long-term unsecured borrowings (including current portion)	60,684	3,216	3,209	6,379	18,862	29,018
Lease liabilities	10,725	1,600	1,603	4,538	2,984	-
Guarantee deposits	5,765	5,765	-	-	-	-
	$181,280	114,687	4,812	10,917	21,846	29,018

The Company does not expect the cash flows included in the maturity analysis to occur significantly earlier or at significantly different amounts.

(c)Currency risk

i.     Exposure to foreign currency risk

The Company’s significant exposure to foreign currency risk was as follows:

	December 31, 2019			December 31, 2020
	Foreign	Exchange	Functional	Foreign	Exchange	Functional
(in thousands)	currency	rate	currency	currency	rate	currency

Financial assets
Monetary items
NTD	148,825	29.98	4,964	155,418	28.48	5,457
CNY	34,726	6.9762	4,978	35,630	6.5428	5,461
Financial liabilities
Monetary items
NTD	897,593	29.98	29,939	1,084,594	28.48	38,083
JPY	3,099	108.6232	29	632,215	103.0786	6,133

ii.    Sensitivity analysis

The Company’s exposure to foreign currency risk arises from the translation of the foreign currency exchange gains and losses on cash and cash equivalents, accounts receivable, other receivable, accounts payable, other payable and lease liabilities that are denominated in foreign currency.

Depreciation or appreciation of the USD by 10% against the New Taiwan Dollars (NTD), CNY and JPY at December 31, 2019 and 2020, while all other variables were remained constant, would have increased or (decreased) the net profit before tax of $2,000 thousand and $3,330 thousand, respectively.

iii.  Interest rate risk

The Company’s short-term secured borrowings and long-term unsecured borrowings carried floating interest rates and fixed interest rates. The Company’s exposure to changes in interest rates is mainly from floating-rate borrowings. Any change in interest rates will cause the effective interest rates of borrowings to change and thus cause the future cash flows to fluctuate over time.

The following sensitivity analysis is determined based on the exposure to interest rate risk. For floating-rate debts, the analysis assumes that the balances of outstanding debts at the end of the reporting period had been outstanding for the entire year.

For the Company’s floating-rate debts, assuming all other variables were remained constant, an increase or a decrease in the interest rate by 0.25% would have resulted in a decrease or an increase in the net profit before tax for the years ended December 31, 2019 and 2020 by $336 thousand and $146 thousand, respectively.

(d)Fair value information

i.     Financial instruments not measured at fair value

The Company considers that the carrying amounts of financial assets and financial liabilities measured at amortized cost approximate their fair values.

ii.    Financial instruments measured at fair value

(1)   Fair value hierarchy

	December 31, 2019
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Equity securities-unlisted company	$13,500	-	-	13,500	13,500
Subtotal	13,500	-	-	13,500	13,500
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	709	-	-	709	709
Total	$14,209	-	-	14,209	14,209

	December 31, 2020
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Money market fund	$7,799	7,799	-	-	7,799
Equity securities-unlisted company	13,966	-	-	13,966	13,966
Subtotal	21,765	7,799	-	13,966	21,765
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	742	-	-	742	742
Total	$22,507	7,799	-	14,708	22,507

(2)   Valuation techniques and assumptions used in fair value measurement

The fair value of financial instruments traded in active markets is determined with reference to quoted market prices.

The fair value of financial instruments is based on the valuation techniques.  The fair value using valuation techniques refers to the current fair value of other financial instruments with similar conditions and characteristics, or using a discounted cash flow method, or other valuation techniques which include model calculating with observable market data at the reporting date.

The fair value of equity securities-unlisted company is determined by reference to market valuations for similar operating entities quoted in an active market based on the net assets value of investees. The significant unobservable input is primarily the liquidity discounts, 28% for 2020. The estimated fair value would increase (decrease) if the liquidity discount rate were lower (higher).

(3)  Transfer between levels of the fair value hierarchy

There were no transfers between levels for the years ended December 31, 2019 and 2020.

(4)  Movement in financial assets included in Level 3 of fair value hierarchy

	Financial assets	Financial assets
	at fair value	at fair value
	through profit or	through other
(in thousands)	loss	comprehensive income	Total
January 1, 2019	$9,768	791	10,559
Disposal-capital reduction of investment	-	(47)	(47)
Recognized in other comprehensive income	-	(35)	(35)
Recognized in profit or loss	3,732	-	3,732
December 31, 2019	$13,500	709	14,209

		Financial assets
	Financial assets	at fair value
	at fair value	through other
	through profit or	comprehensive
(in thousands)	loss	income	Total
January 1, 2020	$13,500	709	14,209
Disposal-capital reduction of investment	-	(32)	(32)
Recognized in other comprehensive income	-	65	65
Recognized in profit or loss	466	-	466
December 31, 2020	$13,966	742	14,708